Revenue Recognition	9 Months Ended
Sep. 30, 2025
Revenue Recognition
Revenue Recognition

(3)Revenue Recognition

Contracts with Customers

The Company applies certain practical expedients as permitted and does not disclose information about remaining performance obligations that have original expected durations of one year or less, information about revenue remaining from usage based performance obligations that are recognized over time as-invoiced, or variable consideration allocated to wholly unsatisfied performance obligations. The Company excludes variable consideration from its remaining performance obligations that are unsatisfied for certain of its business data contracts that have an original expected duration greater than one year. Such contracts are associated with GCI Holdings’ participation in the Rural Health Care (“RHC”) Program because the rates charged under those contracts are highly regulated by the Federal Communications Commission and must be approved annually. Beyond the variability in the rate to be determined annually, the RHC Program is also subject to funding caps that could potentially limit the amount of funding for the RHC Program, which would also reduce the amount of funding available to GCI Holdings. The RHC Program contracts typically have a term that ranges from three to five years.

The Company had receivables of $152 million and $193 million at September 30, 2025 and December 31, 2024, respectively, the long-term portion of which are included in Other assets, net. The Company had deferred revenue of $32 million and $33 million at September 30, 2025 and December 31, 2024, respectively. The receivables and deferred revenue are only from contracts with customers. GCI Holdings’ customers generally pay for services in advance of the performance obligation and therefore these prepayments are recorded as deferred revenue. The deferred revenue is recognized as revenue in the accompanying consolidated statements of operations as the services are provided. Changes in the contract liability balance for the Company during the nine months ended September 30, 2025 were not materially impacted by other factors.

The Company expects to recognize revenue in the future related to performance obligations that are unsatisfied (or partially unsatisfied) of $122 million in the remainder of 2025, $359 million in 2026, $144 million in 2027, $57 million in 2028 and $62 million in 2029 and thereafter.

Revenue from contracts with customers, classified by customer type and significant service offerings follows:

	Three months ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024

	amounts in millions
GCI Holdings
Consumer Revenue
Data	$59	62	180	186
Wireless	35	35	104	105
Other	4	12	22	32
Business Revenue
Data	124	122	375	333
Wireless	8	10	24	31
Other	3	3	8	9
Lease, grant, and revenue from subsidies	24	18	71	57
Total	$257	262	784	753

Government Assistance

In current and prior years, the Company has been awarded, as either the recipient or subrecipient, federal government grants to construct broadband infrastructure to unserved and underserved communities in rural Alaska. During the three months ended September 30, 2025 and 2024, the Company received approximately $3 million and $21 million, respectively, for grants awarded in current and prior years. During the nine months ended September 30, 2025 and 2024, the Company received approximately $22 million and $40 million, respectively, for grants awarded in current and prior years.

These grants are accounted for using a grant accounting model by analogy to International Accounting Standard 20, Accounting for Government Grants and Disclosure of Government Assistance. These grants were recorded as deferred revenue since the primary conditions for the receipt of the grant are the build out and operation of the broadband services over the established time frames, which range from 10 to 22 years for assets already placed in service and will be based on the property’s useful life for assets currently being constructed. During both the three and nine months ended September 30, 2025 and 2024, revenue recorded in the condensed consolidated financial statements was not material. Both short-term and long-term deferred revenue have been recorded for the amounts of the grants received, with approximately $6 million and $3 million recorded as short-term deferred revenue, respectively, and approximately $107 million and $92 million recorded as long-term deferred revenue, respectively, as of September 30, 2025 and December 31, 2024.